United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-2782

                      (Investment Company Act File Number)


                      Federated High Income Bond Fund, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06


              Date of Reporting Period: Quarter ended 12/31/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED HIGH INCOME BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

    Principal
      Amount
    or Shares                                                                              Value

                             CORPORATE BONDS--95.6%
                            Aerospace / Defense--1.7%
 $  3,675,000           Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,
                        5/15/2011                                                 $      3,877,125
    2,550,000           Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                       2,626,500
    2,200,000     (3)   Condor Systems, Inc., Sr. Sub. Note, Series B,
                        11.875%, 5/1/2009                                                  1,540
    1,650,000           K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                        11/15/2014                                                       1,674,750
    4,700,000           L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                        1/15/2014                                                        4,676,500
    3,950,000           L-3 Communications Holdings, Inc., Sr. Sub. Note,
                        5.875%, 1/15/2015                                                3,851,250
    3,175,000    (1,2)  L-3 Communications Holdings, Inc., Sr. Sub. Note,
                        6.375%, 10/15/2015                                               3,182,938
    4,300,000           TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                4,547,250
                            TOTAL                                                        24,437,853
                                Automotive--4.8%
    4,800,000           Advanced Accessory Systems LLC, Sr. Note, 10.75%,
                        6/15/2011                                                        3,888,000
    6,050,000           Cooper-Standard Automotive, Inc., Sr. Sub. Note,
                        8.375%, 12/15/2014                                               4,628,250
    11,950,000          Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                   8,185,750
    10,025,000          General Motors Acceptance Corp., 6.875%, 9/15/2011               9,152,674
    11,710,000          General Motors Acceptance Corp., 8.00%, 11/1/2031                11,246,506
    6,025,000           General Motors Corp., Note, 7.125%, 7/15/2013                    4,006,625
    3,800,000           General Motors Corp., Note, 8.375%, 7/15/2033                    2,527,000
    4,475,000           Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                4,318,375
    2,800,000           Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015              1,428,000
    4,550,000           Stoneridge, Inc., Company Guarantee, 11.50%,
                        5/1/2012                                                         4,652,375
    1,425,000           TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                1,549,688
    5,613,000           TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                        2/15/2013                                                        6,328,658
    4,600,000           Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%,
                        11/15/2014                                                       4,370,000
    4,525,000           United Components, Inc., Sr. Sub. Note, 9.375%,
                        6/15/2013                                                        4,525,000
                            TOTAL                                                        70,806,901
                            Building Materials--3.1%
    2,825,000           AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                        3/1/2014                                                         1,398,375
    3,125,000           Associated Materials, Inc., Company Guarantee,
                        9.75%, 4/15/2012                                                 3,031,250
    4,000,000           Builders Firstsource, Inc., Note, 8.59%, 2/15/2012               4,090,000
    2,850,000           Collins & Aikman Floorcoverings, Inc., Company
                        Guarantee, 9.75%, 2/15/2010                                      2,522,250
    4,075,000           ERICO International Corp., Sr. Sub. Note, 8.875%,
                        3/1/2012                                                         4,227,812
    2,075,000    (1,2)  Goodman Global Holdings, Inc., Floating Rate Note,
                        7.49125%, 6/15/2012                                              2,064,625
    5,300,000    (1,2)  Goodman Global Holdings, Inc., Sr. Sub. Note,
                        7.875%, 12/15/2012                                               4,955,500
    2,600,000           Legrand SA, Sr. Note, 10.50%, 2/15/2013                          2,951,000
    10,000,000          Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                        9/1/2012                                                         7,150,000
    1,775,000           Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%,
                        11/1/2011                                                        1,846,000
    5,400,000           Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%,
                        3/1/2014                                                         3,402,000
    2,550,000           Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                        9/1/2014                                                         2,473,500
    1,825,000           Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%,
                        2/15/2012                                                        1,628,813
     975,000     (1,2)  Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013               1,016,438
    3,100,000           U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014             3,107,750
                            TOTAL                                                        45,865,313
                        Chemicals--6.2%
    2,675,000    (1,2)  Aventine Renewable Energy Holdings, Inc., Floating
                        Rate Note - Sr. Secured Note, 10.49125%, 12/15/2011              2,782,000
    5,675,000    (1,2)  Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%,
                        7/15/2014                                                        5,646,625
    5,050,000           Compass Minerals International, Inc., Sr. Disc.
                        Note, 0/12.00%, 6/1/2013                                         4,393,500
    5,025,000           Compass Minerals International, Inc., Sr. Disc.
                        Note, 0/12.75%, 12/15/2012                                       4,572,750
    9,520,000           Crystal US Holdings, Sr. Disc. Note, 10/1/2014                   6,973,400
    4,062,000           Crystal US Holdings, Sr. Sub. Note, 9.625%,
                        6/15/2014                                                        4,539,285
    6,400,000           Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008               6,976,000
    6,435,000           Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%,
                        7/1/2009                                                         6,676,313
    5,200,000    (1,2)  Invista, Unit, 9.25%, 5/1/2012                                   5,590,000
    3,175,000           Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                3,460,750
    12,600,000          Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                        5/1/2009                                                         13,151,250
    2,523,000           Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                     1,904,865
    1,325,000           Nalco Co., Sr. Note, 7.75%, 11/15/2011                           1,368,063
    4,200,000           Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                     4,420,500
    5,250,000    (1,2)  Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                        5,223,750
    2,500,000    (1,2)  PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                        2,337,500
    4,325,000           Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                  3,827,625
    1,300,000           Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                  1,447,469
    1,900,000           Union Carbide Corp., Deb., 7.50%, 6/1/2025                       2,073,907
    3,225,000    (1,2)  VeraSun Energy Corp., Sr. Secd. Note, 9.875%,
                        12/15/2012                                                       3,289,500
                            TOTAL                                                        90,655,052
                        Construction Machinery--0.7%
    5,025,000           Case New Holland, Sr. Note, 9.25%, 8/1/2011                      5,401,875
    8,375,000     (3)   Clark Material Handling Corp., Sr. Note, 10.75%,
                        11/15/2006                                                           0
     650,000            Columbus McKinnon Corp., Sr. Secd. Note, 10.00%,
                        8/1/2010                                                          723,125
    3,125,000           NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                        10/15/2010                                                       3,421,875
                            TOTAL                                                        9,546,875
                             Consumer Products--4.6%
    5,575,000           AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%,
                        10/1/2012                                                        4,055,812
    3,750,000           Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                   3,881,250
    1,800,000           American Achievement Corp., Sr. Sub. Note, 8.25%,
                        4/1/2012                                                         1,836,000
    5,550,000           Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                        7/15/2012                                                        4,384,500
    2,475,000           Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                        12/15/2012                                                       2,450,250
    2,375,000    (1,3)  Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                        4/15/2009                                                            0
    1,400,000   (1)(,3) Diamond Brands Operating Corp., Sr. Sub. Note,
                        10.125%, 4/15/2008                                                   0
    3,100,000   (1,)(2) Doane Pet Care Co., Sr. Sub. Note, 10.625%,
                        11/15/2015                                                       3,247,250
    11,350,000          Jostens Holding Corp., Discount Bond, 0/10.25%,
                        12/1/2013                                                        8,455,750
    4,825,000           Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012               4,873,250
     825,000            K2, Inc., Sr. Note, 7.375%, 7/1/2014                              825,000
    2,575,000           Leiner Health Products, Unsecd. Note, 11.00%,
                        6/1/2012                                                         2,433,375
    5,650,000           Playtex Products, Inc., Company Guarantee, 9.375%,
                        6/1/2011                                                         5,946,625
     300,000            Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                    263,250
    2,975,000           Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014              3,079,125
    5,550,000    (1,2)  Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014                3,024,750
    1,400,000           Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014                    1,302,000
    8,400,000           Spectrum Brands, Inc., Sr. Sub. Note, 7.375%,
                        2/1/2015                                                         7,056,000
    2,226,000           Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                   2,417,993
    6,625,000           True Temper Sports, Inc., Sr. Sub. Note, 8.375%,
                        9/15/2011                                                        5,995,625
    2,115,000           WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                      2,294,775
                            TOTAL                                                        67,822,580
                        Energy--1.8%
    4,325,000    (1,2)  Chesapeake Energy Corp., Sr. Note, 6.875%,
                        11/15/2020                                                       4,400,687
    1,275,000    (1,2)  Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%,
                        8/15/2015                                                        1,278,187
    1,400,000           Lone Star Technologies, Inc., Company Guarantee,
                        Series B, 9.00%, 6/1/2011                                        1,477,000
    4,275,000           Petroleum Helicopters, Inc., Company Guarantee,
                        Series B, 9.375%, 5/1/2009                                       4,526,156
    2,950,000           Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015             2,891,000
     775,000     (1,2)  Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017              759,500
    2,225,000           Range Resources Corp., Sr. Sub. Note, 6.375%,
                        3/15/2015                                                        2,191,625
    1,475,000           Range Resources Corp., Sr. Sub. Note, 7.375%,
                        7/15/2013                                                        1,534,000
    6,450,000           Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012                6,966,000
                            TOTAL                                                        26,024,155
                               Entertainment--2.4%
    3,000,000           AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
                        3/1/2014                                                         2,730,000
    2,850,000           AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
                        2/1/2012                                                         2,807,250
    11,325,000          Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014               8,437,125
    2,450,000           Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                     2,603,125
    4,175,000           Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                     4,248,062
    4,450,000           Loews Cineplex Entertainment Corp., Sr. Sub. Note,
                        9.00%, 8/1/2014                                                  4,516,750
    7,675,000           Universal City Development Partners Ltd., Sr. Note,
                        11.75%, 4/1/2010                                                 8,643,969
    1,625,000           Universal City Florida Holding Co., Floating Rate
                        Note, 9.00%, 5/1/2010                                            1,641,250
                            TOTAL                                                        35,627,531
                               Environmental--0.8%
    7,000,000           Allied Waste North America, Inc., Company
                        Guarantee, Series B, 8.875%, 4/1/2008                            7,420,000
    3,800,000           Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                        7/15/2012                                                        4,294,000
                            TOTAL                                                        11,714,000
                        Financial Institutions--0.3%
    4,775,000    (1,2)  American Real Estate Partners LP Finance, Sr. Note,
                        7.125%, 2/15/2013                                                4,798,875
                              Food & Beverage--5.9%
    10,100,000          ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                        11/1/2011                                                        8,080,000
    2,375,000           Agrilink Foods, Inc., Company Guarantee, 11.875%,
                        11/1/2008                                                        2,434,375
    4,675,000           American Seafoods Group LLC, Company Guarantee,
                        10.125%, 4/15/2010                                               4,926,281
    3,175,000           B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011             3,254,375
    5,200,000           Constellation Brands, Inc., Sr. Sub. Note, 8.125%,
                        1/15/2012                                                        5,434,000
    4,650,000           Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                 4,557,000
    3,825,000           Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                      3,939,750
    2,400,000           Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
                        1/15/2008                                                        1,824,000
    4,800,000    (1,2)  Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                     4,836,000
    5,375,000           Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                        11/15/2013                                                       5,536,250
    3,325,000           National Beef Packaging Co. LLC, Sr. Note, 10.50%,
                        8/1/2011                                                         3,458,000
    5,250,000           Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012             5,355,000
    4,275,000           Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                        11/15/2013                                                       4,584,938
    2,000,000           Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011               2,140,000
    6,850,000           Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%,
                        11/1/2012                                                        5,480,000
    6,050,000           Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                   6,428,125
    4,575,000           Smithfield Foods, Inc., Sr. Note, Series B, 8.00%,
                        10/15/2009                                                       4,849,500
    2,350,000           Swift & Co., Sr. Note, 10.125%, 10/1/2009                        2,438,125
    2,150,000           Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                     2,273,625
    5,350,000           UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                        7/15/2012                                                        4,661,188
                            TOTAL                                                        86,490,532
                        Gaming--5.7%
    3,400,000           155 East Tropicana LLC, Sr. Secd. Note, 8.75%,
                        4/1/2012                                                         3,289,500
    5,475,000           Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012               5,899,312
    3,850,000    (1,2)  Galaxy Entertainment Finance Co. Ltd., Company
                        Guarantee, 9.875%, 12/15/2012                                    3,927,000
    1,650,000           Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                        11/15/2014                                                       1,650,000
    3,275,000    (1,2)  Kerzner International Ltd., Sr. Sub. Note, 6.75%,
                        10/1/2015                                                        3,201,313
    4,000,000           MGM Mirage, Sr. Note, 5.875%, 2/27/2014                          3,840,000
    8,550,000           MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                       9,052,313
    4,950,000           MTR Gaming Group, Inc., Company Guarantee, Series
                        B, 9.75%, 4/1/2010                                               5,308,875
    2,300,000           Magna Entertainment Corp., Conv. Note, 7.25%,
                        12/15/2009                                                       2,503,435
    1,075,000           Majestic Star Casino LLC, Company Guarantee, 9.50%,
                        10/15/2010                                                       1,136,813
    1,400,000    (1,2)  Majestic Star Casino LLC, Sr. Note, 9.75%, 1/15/2011             1,417,500
    4,525,000           Mandalay Resort Group, Sr. Sub. Note, 9.375%,
                        2/15/2010                                                        4,977,500
    9,550,000           Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                        8/1/2007                                                         10,230,438
    9,500,000           Park Place Entertainment Corp., Sr. Sub. Note,
                        7.875%, 3/15/2010                                                10,260,000
    1,200,000           Park Place Entertainment Corp., Sr. Sub. Note,
                        8.125%, 5/15/2011                                                1,330,500
    1,050,000           Penn National Gaming, Inc., Company Guarantee,
                        8.875%, 3/15/2010                                                1,107,750
    2,050,000           Penn National Gaming, Inc., Sr. Sub. Note, 6.75%,
                        3/1/2015                                                         2,024,375
    1,200,000    (1,2)  San Pasqual Casino Development Group, Inc., Sr.
                        Note, 8.00%, 9/15/2013                                           1,224,000
     800,000            Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                  802,000
    4,250,000           Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                        2/1/2014                                                         4,313,750
    2,525,000    (1,2)  Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note,
                        9.00%, 11/15/2015                                                2,537,625
    3,075,000           Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014             3,005,813
                            TOTAL                                                        83,039,812
                                Health Care--6.3%
    2,100,000    (1,2)  AMR Holding Co./Emcare Holding Co., Sr. Sub. Note,
                        10.00%, 2/15/2015                                                2,252,250
    3,800,000    (1,2)  Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                     3,914,000
    8,000,000           AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013             8,520,000
    2,375,000           Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%,
                        12/15/2014                                                       2,357,187
    14,575,000          CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                        1/1/2015                                                         9,000,062
    3,375,000           Concentra Operating Corp., Sr. Sub. Note, 9.50%,
                        8/15/2010                                                        3,510,000
    5,675,000    (1,2)  Fisher Scientific International, Inc., Sr. Sub.
                        Note, 6.125%, 7/1/2015                                           5,703,375
    8,150,000           HCA, Inc., Note, 8.75%, 9/1/2010                                 9,054,625
    1,775,000           HCA, Inc., Sr. Note, 6.375%, 1/15/2015                           1,803,105
    4,300,000           HCA, Inc., Sr. Note, 6.75%, 7/15/2013                            4,455,170
    5,550,000           HCA, Inc., Sr. Note, 7.50%, 11/6/2033                            5,758,214
    4,825,000           HCA, Inc., Sr. Note, 7.875%, 2/1/2011                            5,211,757
    3,925,000           National Mentor, Inc., Sr. Sub. Note, 9.625%,
                        12/1/2012                                                        4,121,250
    2,225,000           Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                2,269,500
    2,750,000           Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%,
                        7/15/2015                                                        2,853,125
    3,000,000           Sybron Dental Specialties, Inc., Company Guarantee,
                        8.125%, 6/15/2012                                                3,165,000
    2,975,000    (1,2)  Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015                2,967,563
    3,475,000           Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                   3,535,813
    1,825,000           VWR International, Inc., Sr. Sub. Note, 8.00%,
                        4/15/2014                                                        1,825,000
    3,600,000           Vanguard Health Holdings II, Sr. Sub. Note, 9.00%,
                        10/1/2014                                                        3,843,000
    1,875,000           Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                   1,926,563
    1,875,000    (1,2)  Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                      1,893,750
    2,675,000           Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                     2,822,125
                            TOTAL                                                        92,762,434
                            Industrial - Other--6.4%
    6,475,000           ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note,
                        8.50%, 1/15/2013                                                 6,135,062
    5,175,000           Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                     5,278,500
    2,575,000           American Tire Distributors, Inc., Sr. Note, 10.75%,
                        4/1/2013                                                         2,343,250
    4,075,000    (1,2)  Amsted Industries, Inc., Sr. Note, 10.25%,
                        10/15/2011                                                       4,380,625
    6,700,000           Brand Services, Inc., Company Guarantee, 12.00%,
                        10/15/2012                                                       7,068,500
    3,350,000           Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012                 2,730,250
    3,425,000           Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011             3,613,375
    4,550,000           Hawk Corp., Sr. Note, 8.75%, 11/1/2014                           4,618,250
    4,030,000           Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                        5/15/2011                                                        4,513,600
    6,575,000    (1,2)  Knowledge Learning Corp., Sr. Sub. Note, 7.75%,
                        2/1/2015                                                         6,279,125
    4,400,000           Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012             4,697,000
    3,725,190           NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012                     3,892,824
    6,672,000    (1,2)  Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                  7,339,200
    2,546,509    (1,2)  Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013                   2,610,172
    5,650,000           Norcross Safety Products, Sr. Sub. Note, Series B,
                        9.875%, 8/15/2011                                                5,847,750
    3,275,000    (1,2)  Panolam Industries International, Inc., Sr. Sub.
                        Note, 10.75%, 10/1/2013                                          3,168,563
    5,425,000           Rexnord Corp., Company Guarantee, 10.125%,
                        12/15/2012                                                       5,859,000
     775,000     (1,2)  Safety Products Holdings, Inc., Sr. Note, 11.75%,
                        1/1/2012                                                          809,875
    5,275,000           Sensus Metering Systems, Inc., Sr. Sub. Note,
                        8.625%, 12/15/2013                                               4,694,750
    5,150,000           Superior Essex Communications LLC, Sr. Note, 9.00%,
                        4/15/2012                                                        5,098,500
    2,375,000           Valmont Industries, Inc., Sr. Sub. Note, 6.875%,
                        5/1/2014                                                         2,404,688
                            TOTAL                                                        93,382,859
                        Lodging--1.9%
    3,300,000           Gaylord Entertainment Co., Sr. Note, 6.75%,
                        11/15/2014                                                       3,250,500
     686,000            HMH Properties, Inc., Sr. Note, Series B, 7.875%,
                        8/1/2008                                                          697,147
    3,450,000           Host Marriott LP, Company Guarantee, 6.375%,
                        3/15/2015                                                        3,458,625
    1,425,000           Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                1,489,125
    2,975,000           Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                        6/15/2013                                                        3,250,188
    4,575,000           Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                        5/15/2010                                                        4,991,860
    9,200,000           Starwood Hotels & Resorts Worldwide, Inc., Company
                        Guarantee, 7.875%, 5/1/2012                                      10,189,000
                            TOTAL                                                        27,326,445
                               Media - Cable--3.0%
    1,175,000    (1,2)  CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012                   1,116,250
    5,225,000           CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                 5,342,562
    3,700,000           CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009                  3,755,500
    9,600,000           Charter Communications Holdings II, Sr. Note,
                        10.25%, 9/15/2010                                                9,600,000
    3,916,000    (1,2)  Charter Communications Holdings Capital Corp., Sr.
                        Disc. Note, Series 144A, 9.92%, 4/1/2014                         2,251,700
    3,151,000           Charter Communications Holdings Capital Corp., Sr.
                        Disc. Note, Series 144A, 11.00%, 10/1/2015                       2,662,595
    10,600,000   (1,2)  Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014              11,209,500
    7,225,000    (1,2)  Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015                   7,550,125
    1,175,000    (1,2)  Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                     1,173,531
                            TOTAL                                                        44,661,763
                             Media - Non-Cable--9.8%
    3,475,000           Advanstar, Inc., Company Guarantee, Series B,
                        15.00%, 10/15/2011                                               3,653,093
    4,650,000           Advanstar Communications, Company Guarantee, Series
                        B, 12.00%, 2/15/2011                                             4,911,562
    1,775,000           Advanstar Communications, Sr. Secd. Note, 10.75%,
                        8/15/2010                                                        1,954,718
    3,650,000           Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                        2/15/2012                                                        3,663,687
    4,300,699           Affinity Group Holding, Inc., Sr. Note, 10.875%,
                        2/15/2012                                                        4,198,557
    5,800,000           CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                   5,829,000
    1,500,000           CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                   1,537,500
     850,000            DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                 835,125
    5,232,000           DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                5,650,560
    7,475,000           Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013              5,980,000
    4,445,000           Dex Media East LLC, Company Guarantee, 12.125%,
                        11/15/2012                                                       5,222,875
    8,702,000           Dex Media West LLC, Sr. Sub. Note, Series B,
                        9.875%, 8/15/2013                                                9,702,730
    9,525,000           Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                  9,179,718
    2,500,000           Emmis Communications Corp., Floating Rate Note -
                        Sr. Note, 10.36625%, 6/15/2012                                   2,521,875
    7,925,000           Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                        10/15/2013                                                       6,260,750
    4,375,000    (1,2)  Intelsat Bermuda Ltd., Floating Rate Note - Sr.
                        Note, 8.695%, 1/15/2012                                          4,467,969
    3,400,000    (1,2)  Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015               3,451,000
    1,175,000           Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015              1,185,281
    4,050,000           Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                4,222,125
    1,600,000           Lin Television Corp., Sr. Sub. Note, Series B,
                        6.50%, 5/15/2013                                                 1,542,000
    4,225,000           NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%,
                        3/15/2013                                                        2,978,625
    2,175,000           Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                        3/15/2012                                                        2,011,875
    3,475,000           PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                       3,657,438
    13,325,000          PanAmSat Holding Corp., Discount Bond, 11/1/2014                 9,394,125
    2,175,000           R. H. Donnelly Finance Corp., Sr. Sub. Note,
                        10.875%, 12/15/2012                                              2,463,188
    6,200,000    (1,2)  Rainbow National Services LLC, Sr. Sub. Note,
                        10.375%, 9/1/2014                                                6,975,000
    1,150,000           Readers Digest Association, Inc., Sr. Note, Series
                        144A, 6.50%, 3/1/2011                                            1,129,875
    3,350,000           Sinclair Broadcast Group, Inc., Company Guarantee,
                        8.75%, 12/15/2011                                                3,542,625
    4,000,000    (1,2)  Southern Graphics Systems, Inc., Sr. Sub. Note,
                        12.00%, 12/15/2013                                               4,026,572
    3,225,000           Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009             3,192,750
    8,050,000    (1,2)  WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014               7,838,688
    2,020,000           XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%,
                        6/15/2010                                                        2,277,550
    5,866,000           Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011              6,056,645
    1,468,000           Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                      1,592,780
    1,378,461           Ziff Davis Media, Inc., Company Guarantee, Series,
                        12.00%, 8/12/2009                                                1,232,000
                            TOTAL                                                       144,339,861
                              Metals & Mining--1.2%
    1,725,000           Aleris International, Inc., Sr. Note, 9.00%,
                        11/15/2014                                                       1,785,375
    5,025,000           Aleris International, Inc., Sr. Secd. Note,
                        10.375%, 10/15/2010                                              5,514,938
    4,300,000    (1,2)  Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                        4,031,250
    6,200,000     (3)   Republic Technologies International, Inc., Company
                        Guarantee, 13.75%, 7/15/2009                                         0
    2,525,000           Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                  2,572,344
    3,353,000           United States Steel Corp., Sr. Note, 9.75%,
                        5/15/2010                                                        3,663,153
                            TOTAL                                                        17,567,060
                        Packaging--2.2%
    6,325,000           Berry Plastics Corp., Company Guarantee, 10.75%,
                        7/15/2012                                                        6,831,000
    3,175,000    (1,2)  Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                  3,302,000
    2,550,000           Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012               2,524,500
    4,175,000           Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                        8/1/2012                                                         4,467,250
    2,025,000     (3)   Huntsman Packaging Corp., Company Guarantee,
                        13.00%, 6/1/2010                                                  405,000
    2,500,000           Owens-Brockway Glass Container, Inc., Company
                        Guarantee, 7.75%, 5/15/2011                                      2,621,875
    3,725,000           Owens-Brockway Glass Container, Inc., Company
                        Guarantee, 8.25%, 5/15/2013                                      3,864,688
    5,125,000           Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                 5,265,938
    2,000,000    (1,2)  Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                  2,030,000
     977,424     (1,3)  Russell Stanley Holdings, Inc., Sr. Sub. Note,
                        9.00%, 11/30/2008                                                 457,434
                            TOTAL                                                        31,769,685
                        Paper--2.8%
    4,425,000           Abitibi-Consolidated, Inc., Sr. Note, 8.375%,
                        4/1/2015                                                         4,259,062
    1,650,000           Boise Cascade LLC, Floating Rate Note - Sr. Note,
                        7.025%, 10/15/2012                                               1,617,000
    4,100,000           Georgia-Pacific Corp., Note, 7.50%, 5/15/2006                    4,146,125
    6,650,000           Graphic Packaging International Corp., Sr. Sub.
                        Note, 9.50%, 8/15/2013                                           6,384,000
    3,125,000           Jefferson Smurfit Corp., Company Guarantee, 8.25%,
                        10/1/2012                                                        3,015,625
    5,350,000           MDP Acquisitions PLC, 9.625%, 10/1/2012                          5,376,750
    5,200,000           Mercer International, Inc., 9.25%, 2/15/2013                     4,407,000
    5,500,000           NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                   5,087,500
    3,375,000           Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                 3,425,625
    4,675,000           Tembec Industries, Inc., 8.50%, 2/1/2011                         2,618,000
                            TOTAL                                                        40,336,687
                                Restaurants--0.5%
    1,157,000           Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011                   1,214,850
    2,950,000    (1,2)  El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013                2,953,687
    4,125,000           Landry's Seafood Restaurants, Inc., Sr. Note,
                        Series B, 7.50%, 12/15/2014                                      3,877,500
                            TOTAL                                                        8,046,037
                        Retailers--1.8%
    5,650,000           Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%,
                        12/15/2013                                                       5,847,750
    5,007,000           FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                       4,981,965
    2,025,000           General Nutrition Center, Sr. Sub. Note, 8.50%,
                        12/1/2010                                                        1,751,625
    3,275,000           Hines Nurseries, Inc., Company Guarantee, 10.25%,
                        10/1/2011                                                        3,225,875
    2,700,000           Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007                   2,787,750
    7,058,000           Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                   8,339,479
                            TOTAL                                                        26,934,444
                        Services--1.1%
    1,040,000           CB Richard Ellis Services, Sr. Note, 9.75%,
                        5/15/2010                                                        1,138,800
    3,608,000           Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                        3/15/2012                                                        3,856,050
    4,250,000    (1,2)  HydroChem Industrial Services, Sr. Sub. Note,
                        9.25%, 2/15/2013                                                 4,101,250
    3,675,000           Insurance Automotive Auctions, Inc., Sr. Note,
                        11.00%, 4/1/2013                                                 3,880,425
    2,750,000           The Brickman Group Ltd., Sr. Sub. Note, Series B,
                        11.75%, 12/15/2009                                               3,059,375
                            TOTAL                                                        16,035,900
                                Technology--4.1%
     300,000     (1,2)  Activant Solutions, Inc., Floating Rate Note,
                        10.05438%, 4/1/2010                                               310,875
    1,225,000    (1,2)  Activant Solutions, Inc., Floating Rate Note,
                        10.065%, 4/1/2010                                                1,269,406
    4,700,000           Activant Solutions, Inc., Sr. Note, 10.50%,
                        6/15/2011                                                        5,170,000
    2,875,000           Danka Business Systems PLC, Sr. Note, 11.00%,
                        6/15/2010                                                        2,458,125
    3,575,000           Freescale Semiconductor, Inc., Sr. Note, 7.125%,
                        7/15/2014                                                        3,825,250
    2,100,000           MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%,
                        12/15/2014                                                       2,016,000
    3,600,000    (1,2)  SS&C Technologies, Inc., Sr. Sub. Note, 11.75%,
                        12/1/2013                                                        3,708,000
    3,975,000           Seagate Technology HDD Holdings, Sr. Note, 8.00%,
                        5/15/2009                                                        4,193,625
    3,850,000           Smart Modular Technologies, Inc., Sr. Secd. Note,
                        9.55438%, 4/1/2012                                               4,042,500
    6,200,000    (1,2)  SunGard Data Systems, Inc., Sr. Note, 9.125%,
                        8/15/2013                                                        6,448,000
    4,975,000    (1,2)  SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%,
                        8/15/2015                                                        4,999,875
    1,875,000           Telex Communications, Inc., Sr. Secd. Note, 11.50%,
                        10/15/2008                                                       2,006,250
     900,000            Unisys Corp., Sr. Note, 6.875%, 3/15/2010                         837,000
    7,800,000           UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                       8,541,000
    8,975,000           Xerox Corp., Sr. Note, 9.75%, 1/15/2009                          9,973,469
                            TOTAL                                                        59,799,375
                        Textile--0.4%
     575,000            Phillips Van Heusen Corp., Sr. Note, 7.25%,
                        2/15/2011                                                         586,500
    2,025,000           Phillips Van Heusen Corp., Sr. Note, 8.125%,
                        5/1/2013                                                         2,146,500
    3,550,000           Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                 3,842,875
                            TOTAL                                                        6,575,875
                              Transportation--1.3%
    6,975,000     (3)   AmeriTruck Distribution Corp., Sr. Sub. Note,
                        12.25%, 11/15/2049                                                   0
    3,025,000    (1,2)  Hertz Corp., Sr. Note, 8.875%, 1/1/2014                          3,096,844
    5,050,000    (1,2)  Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                     5,226,750
    1,750,000           Stena AB, Sr. Note, 7.50%, 11/1/2013                             1,688,750
    7,650,000           Stena AB, Sr. Note, 9.625%, 12/1/2012                            8,348,063
    4,400,000     (3)   The Holt Group, Inc., Company Guarantee, 9.75%,
                        1/15/2006                                                            0
                            TOTAL                                                        18,360,407
                            Utility - Electric--3.2%
    1,275,000           CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                   1,292,531
    1,175,000           CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                     1,216,125
    6,550,000           Edison Mission Holding Co., Sr. Note, 9.875%,
                        4/15/2011                                                        7,671,687
    1,923,453    (1,2)  FPL Energy National Wind, Note, 6.125%, 3/25/2019                1,886,243
    3,410,000           NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013              3,819,200
     625,000            Nevada Power Co., 6.50%, 4/15/2012                                643,750
    1,625,000           Nevada Power Co., Mtg. Note, Series L, 5.875%,
                        1/15/2015                                                        1,620,648
    4,939,000           Nevada Power Co., Second Mortgage Notes, 9.00%,
                        8/15/2013                                                        5,463,808
    1,400,000           Northwestern Corp., Note, 5.875%, 11/1/2014                      1,409,632
    1,600,000           PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008                1,672,000
    8,250,000           PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                9,116,250
     900,000            Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                        12/15/2014                                                        789,750
    1,300,000           Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
                        7/15/2010                                                        1,306,500
    3,375,000           Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                        7/15/2013                                                        3,400,313
    3,400,000    (1,2)  Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017             3,400,000
    1,475,000           TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                     1,534,000
                            TOTAL                                                        46,242,437
                        Utility - Natural Gas--5.1%
    1,550,000           ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                    1,664,258
     825,000     (1,2)  Atlas Pipeline Partners LP, Sr. Note, 8.125%,
                        12/15/2015                                                        836,343
    4,175,000           El Paso Corp., Note, 6.95%, 12/15/2007                           4,242,843
    2,600,000           El Paso Corp., Sr. Note, 7.80%, 8/1/2031                         2,606,500
    4,925,000           El Paso Corp., Sr. Note, 8.05%, 10/15/2030                       5,048,125
    7,375,000           El Paso Production Holding Co., Company Guarantee,
                        7.75%, 6/1/2013                                                  7,688,437
    4,900,000           Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015              4,771,375
    3,400,000           Inergy LP, Sr. Note, 6.875%, 12/15/2014                          3,111,000
    4,025,000    (1,2)  Mirant North America LLC, Sr. Note, 7.375%,
                        12/31/2013                                                       4,090,406
    1,075,000    (1,2)  Pacific Energy Partners LP, Sr. Note, 6.25%,
                        9/15/2015                                                        1,064,250
    3,725,000           Pacific Energy Partners LP, Sr. Note, 7.125%,
                        6/15/2014                                                        3,855,375
    3,425,000    (1,2)  SemGroup LP, Sr. Note, 8.75%, 11/15/2015                         3,519,188
    2,975,000           Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                  3,038,263
    6,600,000           Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                  7,521,386
    1,950,000           Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                2,097,831
    4,050,000           Transcontinental Gas Pipe Corp., Sr. Note, 8.875%,
                        7/15/2012                                                        4,657,500
    9,025,000           Williams Cos., Inc., Note, 7.625%, 7/15/2019                     9,724,438
    5,100,000           Williams Cos., Inc., Note, 7.875%, 9/1/2021                      5,546,250
                            TOTAL                                                        75,083,768
                        Wireless Communications--2.3%
    2,000,000    (1,2)  Centennial Communications Corp., Sr. Note, 10.00%,
                        1/1/2013                                                         2,030,000
    2,500,000           Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%,
                        11/15/2012                                                       2,096,875
     666,000            Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012                 690,143
    2,900,000           New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                        11/1/2012                                                        3,113,875
    9,425,000           Nextel Communications, Inc., Sr. Note, Series D,
                        7.375%, 8/1/2015                                                 9,964,864
    5,575,000           Rogers Wireless, Inc., 6.375%, 3/1/2014                          5,616,813
    1,475,000           Rogers Wireless, Inc., Floating Rate Note - Sr.
                        Secured Note, 7.61625%, 12/15/2010                               1,530,313
     525,000            Rogers Wireless, Inc., Sr. Secd. Note, 7.25%,
                        12/15/2012                                                        554,531
     675,000            Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                        3/15/2015                                                         732,375
    2,750,000           Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                        12/15/2012                                                       2,925,313
    4,350,000           US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012              4,915,500
                            TOTAL                                                        34,170,602
                        Wireline Communications--4.2%
    9,550,000           AT&T Corp., Sr. Note, 9.75%, 11/15/2031                          12,033,859
    3,624,000           Alaska Communications Systems Holdings, Inc., Sr.
                        Note, 9.875%, 8/15/2011                                          3,959,220
    4,300,000           Cincinnati Bell, Inc., Company Guarantee, 7.25%,
                        7/15/2013                                                        4,493,500
    3,450,000           Citizens Communications Co., 9.00%, 8/15/2031                    3,510,375
    2,000,000           Citizens Communications Co., Sr. Note, 6.25%,
                        1/15/2013                                                        1,945,000
    1,625,000           Citizens Communications Co., Unsecd. Note, 9.25%,
                        5/15/2011                                                        1,799,687
    6,850,000           MCI, Inc., Sr. Note, 8.735%, 5/1/2014                            7,594,938
    19,325,000          Qwest Corp., Note, 8.875%, 3/15/2012                             21,885,563
    4,150,000           Valor Telecommunications Enterprises, Sr. Note,
                        7.75%, 2/15/2015                                                 4,357,500
                            TOTAL                                                        61,579,642
                            TOTAL CORPORATE BONDS (IDENTIFIED COST
                            $1,408,221,956)                                            1,401,804,760

                        COMMON STOCKS & WARRANTS--0.4%
                        Chemicals--0.1%
      1,562       (3)   General Chemical Industrial Products, Inc.                        498,169
       669        (3)   General Chemical Industrial Products, Inc., Warrants                 0
       903        (3)   General Chemical Industrial Products, Inc., Warrants              111,520
                            TOTAL                                                         609,689
                             Consumer Products--0.0%
      3,192     (1,)(3) Sleepmaster LLC                                                    7,980
                              Food & Beverage--0.1%
     127,620            B&G Foods, Inc.                                                  1,853,042
                            Industrial - Other--0.1%
     835,358    (1,)(3) ACP Holdings Corp., Warrants                                     1,608,064
                        Lodging--0.0%
      1,750     (1,)(3) Motels of America, Inc.                                              0
                               Media - Cable--0.1%
      20,944      (3)   NTL, Inc.                                                        1,425,868
                             Media - Non-Cable--0.0%
      3,475     (1,)(3) Advanstar, Inc., Warrants                                            35
        46        (3)   Sullivan Graphics, Inc.                                              0
      6,750       (3)   XM Satellite Radio, Inc., Warrants                                320,625
      66,000      (3)   Ziff Davis Media, Inc., Warrants                                   6,600
                            TOTAL                                                         327,260
                              Metals & Mining--0.0%
      6,200     (1,)(3) Republic Technologies International, Inc., Warrants                  0
     237,797      (3)   Royal Oak Mines, Inc.                                               559
                            TOTAL                                                           559
                        Other--0.0%
       746      (1,)(3) CVC Claims Litigation LLC                                            0
                        Packaging--0.0%
      4,800     (1,)(3) Pliant Corp., Warrants                                               0
     107,000    (1,)(3) Russell Stanley Holdings, Inc.                                       0
                            TOTAL                                                            0
                        Paper--0.0%
      3,250     (1,)(3) MDP Acquisitions PLC, Warrants                                     66,625
                        Wireline Communications--0.0%
      55,587      (3)   Viatel Holding (Bermuda) Ltd.                                      2,015
                            TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST
                            $32,726,857)                                                 5,901,102

                             PREFERRED STOCKS--0.3%
                             Media - Non-Cable--0.0%
       360              Ziff Davis Media, Inc., PIK Pfd., Series E-1                      162,900
                        Retailers--0.3%
      5,725             General Nutrition Centers Holding Co., Exchangeable
                        Pfd. Stock, Series A                                             4,708,812
                            TOTAL PREFERRED STOCKS (IDENTIFIED COST
                            $5,759,350)                                                  4,871,712

                           REPURCHASE AGREEMENT--2.0%
 $  28,710,000          Interest in $2,200,000,000 joint repurchase
                        agreement 4.33%, dated 12/30/2005, under which UBS
                        Securities LLC will repurchase U.S. Government
                        Agency securities with various maturities to
                        11/25/2035 for $2,201,058,444 on 1/3/2006. The
                        market value of the underlying securities at the
                        end of the period was $2,266,002,803. (AT AMORTIZED
                        COST)                                                            28,710,000
                            TOTAL INVESTMENTS - 98.3%

                            (IDENTIFIED COST $1,475,418,163)(4)                        1,441,287,574
                            OTHER ASSETS AND LIABILITIES - NET - 1.7%                    24,565,281
                            TOTAL NET ASSETS - 100%                               $    1,465,852,855

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $222,564,901 which represents 15.2% of total net assets.

2 Denotes a restricted security, including securities purchased under the Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors (the "Directors"). At December 31, 2005, these securities amounted to $220,424,763 which represents 15.0% of total net assets.

3    Non-income producing security.

4 At December 31, 2005, the cost of investments for federal tax purposes was $1,478,130,952. The net unrealized depreciation of investments for federal tax purposes was $36,843,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $60,900,097 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,743,475.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.


Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.


Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2005, is as follows:
      Security                 Acquisition Date        Acquisition Cost

      ACP Holdings Corp.,      9/24/2003               $ 1,718,752
      Warrants


      Advanstar, Inc.,         2/14/2001               $    285,550
      Warrants

      CVC Claims               3/26/1997-6/18/1997     $ 7,280,944
      Litigation LLC


      MDP Acquisitions         9/23/2002               $   0
      PLC, Warrants


      Motels of America,       8/30/1994               $    117,506
      Inc.


      Pliant Corp.,            5/25/2000-9/25/2000     $    146,358
      Warrants


      Republic                 3/14/2000               $  0
      Technologies
      International, Inc.
      Warrants

      Russell Stanley          2/5/1999-7/9/1999       $  0
      Holdings, Inc.

      Russell Stanley          2/5/1999-5/15/2005      $ 5,570,973
      Holdings, Inc., Sr.
      Sub. Note, 9.00%,11/30/2008

      Sleepmaster LLC          12/23/2004              $ 1,011,340




The following acronym is used throughout this portfolio:

PIK         --Payment in Kind





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        February 22, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        February 23, 2006